Commitments and contingencies (Details) - Schedule of commitments and contingencies $ in Thousands	Sep. 30, 2022 CAD ($)
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	$ 82,049
Capital expenditure obligations [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	70,424
Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	7,308
Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,683
Lease obligation [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	1,634
2022 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	19,071
2022 [Member] | Capital expenditure obligations [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	16,204
2022 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	6
2022 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,683
2022 [Member] | Lease obligation [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	178
2023-24 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	57,769
2023-24 [Member] | Capital expenditure obligations [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	54,220
2023-24 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,506
2023-24 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2023-24 [Member] | Lease obligation [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	1,043
2025-26 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,934
2025-26 [Member] | Capital expenditure obligations [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2025-26 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,620
2025-26 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2025-26 [Member] | Lease obligation [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	314
2027-28 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,275
2027-28 [Member] | Capital expenditure obligations [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2027-28 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,176
2027-28 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
2027-28 [Member] | Lease obligation [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	$ 99